Document and Entity Information	Apr. 30, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001828376
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Apr. 30, 2025
Entity Registrant Name	WILLIAM PENN BANCORPORATION
Entity Incorporation State Country Code	MD
Entity File Number	001-40255
Entity Tax Identification Number	85-3898797
Entity Address, Address Line One	10 Canal Street
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bristol
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19007
City Area Code	(267)
Local Phone Number	540-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	WMPN
Entity Emerging Growth Company	true
Entity Ex Transition Period	false